UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2012             (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Trilogy Global Equity Fund

Schedule of Portfolio Investments

July 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 93.7%
Consumer Discretionary - 16.4%
ABC-Mart, Inc. (Japan)	14,600	$588,415
Bed Bath & Beyond, Inc. (United States)*	4,800	292,560
Carnival PLC (United Kingdom)	13,131	440,442
Ctrip.com International, Ltd., ADR (China)*	28,542	356,204
Daimler AG (Germany)	10,002	498,356
Eutelsat Communications SA (France)	13,877	418,972
Ford Motor Co. (United States)	45,850	423,654
Hennes & Mauritz AB, B Shares (Sweden)	23,951	884,180
Honda Motor Co., Ltd. (Japan)	25,300	804,295
Hyundai Motor Co. (South Korea)	2,310	479,891
Lennar Corp., Class A (United States)	14,240	415,950
Li & Fung, Ltd. (Hong Kong)	233,000	457,661
Lululemon Athletica, Inc. (Canada)*	5,100	288,048
McDonald’s Corp. (United States)	3,500	312,760
NIKE, Inc., Class B (United States)	2,679	250,085
Nitori Holdings Co., Ltd. (Japan)	3,124	292,089
Nokian Renkaat OYJ (Finland)	8,900	354,383
priceline.com, Inc. (United States)*	1,150	761,001
Publicis Groupe SA (France)	11,021	542,549
Start Today Co., Ltd. (Japan)	13,800	182,596
Toyota Motor Corp. (Japan)	11,871	453,909
TRW Automotive Holdings Corp. (United States)*	8,160	320,688
Urban Outfitters, Inc. (United States)*	34,169	1,043,863
Walt Disney Co., The (United States)	6,278	308,501
Total Consumer Discretionary		11,171,052
Consumer Staples - 8.8%
Anheuser-Busch InBev N.V. (Belgium)	11,487	908,891
British American Tobacco PLC (United Kingdom)	22,172	1,177,648
Carlsberg A/S (Denmark)	4,692	379,250
Herbalife, Ltd. (Cayman Islands)	6,900	378,741
Japan Tobacco, Inc. (Japan)	10,500	329,853
Jeronimo Martins SGPS, S.A. (Portugal)	56,589	886,992
Monster Beverage Corp. (United States)*	5,700	378,879
PepsiCo, Inc. (United States)	6,193	450,417
Philip Morris International, Inc. (United States)	7,711	705,094
TESCO PLC (United Kingdom)	84,423	420,339
Total Consumer Staples		6,016,104
Energy - 10.9%
Apache Corp. (United States)	11,087	954,812
BG Group PLC (United Kingdom)	48,963	963,845

	Shares	Value
Ensco PLC (United Kingdom)	18,830	$1,023,034
Gazprom OAO, Sponsored ADR (Russia)*	36,040	331,366
Halliburton Co. (United States)	10,897	361,018
Helmerich & Payne, Inc. (United States)	8,000	372,000
Inpex Corp. (Japan)	50	277,818
Noble Energy, Inc. (United States)	4,795	419,227
Occidental Petroleum Corp. (United States)	5,920	515,218
Pioneer Natural Resources Co. (United States)	3,200	283,616
Schlumberger, Ltd. (United States)	15,412	1,098,259
Total SA (France)	11,532	531,354
Transocean, Ltd. (Switzerland)	7,266	340,267
Total Energy		7,471,834
Financials - 16.9%
Akbank T.A.S. (Turkey)	70,761	265,693
Allianz SE (Germany)	5,182	514,100
Banco Bradesco, S.A., ADR (Brazil)	29,855	457,976
Blackstone Group L.P., The (United States)	22,300	308,855
BNP Paribas SA (France)	7,263	268,294
Credit Suisse Group AG (Switzerland)	37,695	641,762
Franklin Resources, Inc. (United States)	2,227	255,994
Goldman Sachs Group, Inc., The (United States)	5,790	584,211
HSBC Holdings PLC (United Kingdom)	53,494	446,892
Industrial & Commercial Bank of China, Class H (China)	975,700	556,337
Intesa Sanpaolo S.p.A (Italy)	211,408	267,234
JPMorgan Chase & Co. (United States)	28,915	1,040,940
Lincoln National Corp. (United States)	19,500	390,975
MetLife, Inc. (United States)	19,900	612,323
Prudential PLC (United Kingdom)	68,853	819,334
Sberbank of Russia, Sponsored ADR (Russia)	31,294	346,210
Schroders PLC (United Kingdom)	18,890	379,226
Societe Generale SA (France)*	34,298	754,938
Sony Financial Holdings, Inc. (Japan)	20,480	326,650
Sumitomo Mitsui Financial Group, Inc. (Japan)	30,481	959,887
Wells Fargo & Co. (United States)	39,489	1,335,123
Total Financials		11,532,954
Health Care - 5.4%
Agilent Technologies, Inc. (United States)	23,571	902,533
Express Scripts Holding Co. (United States)*	6,879	398,569
Fresenius SE & Co. KGaA (Germany)	3,605	383,891
Mettler-Toledo International, Inc. (United States)*	1,810	280,188
Sanofi (France)	8,176	667,063

Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 5.4% (continued)
Sonova Holding AG (Switzerland)	8,618	$813,547
Tenet Healthcare Corp. (United States)*	57,694	266,546
Total Health Care		3,712,337
Industrials - 9.1%
Assa Abloy AB, Class B (Sweden)	11,307	341,846
Danaher Corp. (United States)	5,586	294,997
Delta Air Lines, Inc. (United States)*	24,261	234,119
FANUC Corp. (Japan)	4,680	722,538
Fiat Industrial S.p.A. (Italy)	44,446	435,455
G4S PLC (United Kingdom)	108,154	420,133
Hutchison Whampoa, Ltd. (Hong Kong)	49,597	444,588
Kuehne + Nagel International AG (Switzerland)	3,764	427,721
Michael Page International PLC (United Kingdom)	86,500	496,108
Prysmian S.p.A. (Italy)	11,990	192,047
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	31,683	933,381
Union Pacific Corp. (United States)	2,410	295,490
United Continental Holdings, Inc. (United States)*	21,033	397,313
Wolseley PLC (Switzerland)	15,746	566,326
Total Industrials		6,202,062
Information Technology - 19.0%
Apple, Inc. (United States)*	3,011	1,838,998
Baidu, Inc., Sponsored ADR (China)*	3,200	385,664
Citrix Systems, Inc. (United States)*	6,010	436,807
Cognizant Technology Solutions Corp., Class A (United States)*	8,900	505,253
eBay, Inc. (United States)*	7,152	316,834
Google, Inc., Class A (United States)*	4,139	2,619,863
Infosys, Ltd., Sponsored ADR (India)	9,210	364,532
Marvell Technology Group, Ltd. (Bermuda)	42,629	480,002
Microsoft Corp. (United States)	56,663	1,669,859
ON Semiconductor Corp. (United States)*	58,960	409,182
QUALCOMM, Inc. (United States)	6,500	387,920
Samsung Electronics Co., Ltd., GDR (South Korea)	1,433	822,966

	Shares	Value
SanDisk Corp. (United States)*	12,800	$526,464
SAP AG (Germany)	21,816	1,384,513
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	28,648	400,213
Toshiba Corp. (Japan)	115,700	383,189
Total Information Technology		12,932,259
Materials - 4.7%
BHP Billiton PLC (United Kingdom)	14,702	428,691
CRH PLC (Ireland)	20,018	363,307
Israel Chemicals, Ltd. (Israel)	16,400	194,148
Monsanto Co. (United States)	8,800	753,456
Newmont Mining Corp. (United States)	7,000	311,290
Syngenta AG (Switzerland)	1,128	384,628
Vale S.A., Sponsored ADR (Brazil)	13,749	248,169
Xstrata PLC (Switzerland)	23,661	312,674
Yara International ASA (Norway)	3,870	182,743
Total Materials		3,179,106
Telecommunication Services - 1.2%
MTN Group, Ltd. (South Africa)	13,500	242,703
Vodafone Group PLC (United Kingdom)	196,047	561,070
Total Telecommunication Services		803,773
Utilities - 1.3%
AES Corp., The (United States)*	31,391	378,575
NRG Energy, Inc. (United States)	25,192	499,305
Total Utilities		877,880
Total Common Stocks (cost $65,356,684)		63,899,361
Exchange Traded Notes - 0.5%
iPath MSCI India Index ETN (United States)* (cost $416,488)	7,540	378,885
Other Investment Companies - 5.4%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09% (cost $3,692,973)	3,692,973	3,692,973
Total Investments - 99.6% (cost $69,466,145)		67,971,219
Other Assets, less Liabilities - 0.4%		249,312
Net Assets - 100.0%		$68,220,531

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments

July 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 96.6%
Consumer Discretionary - 16.3%
Anta Sports Products, Ltd. (China)	765,049	$426,965
Belle International Holdings, Ltd. (Hong Kong)	438,000	804,897
Corp. GEO, S.A.B. de C.V., Series B (Mexico)*	51,612	54,257
Ctrip.com International, Ltd., ADR (China)*	62,812	783,894
Desarrolladora Homex, S.A.B. de C.V., ADR (Mexico)*	30,858	365,976
Dongfeng Motor Group Co., Ltd., Class H (China)	695,000	959,427
Gafisa, S.A., ADR (Brazil)*	76,827	188,226
Genting Bhd (Malaysia)	293,327	885,465
Hyundai Department Store Co., Ltd. (South Korea)	4,119	462,013
Hyundai Motor Co. (South Korea)	13,749	2,856,284
Mando Corp. (South Korea)	3,579	513,525
MRV Engenharia e Participacoes, S.A. (Brazil)	110,834	608,473
Naspers, Ltd., N Shares (South Africa)	47,030	2,551,261
Parkson Retail Group, Ltd. (China)	1,028,000	920,807
Woongjin Coway Co., Ltd. (South Korea)	33,350	1,040,739
Total Consumer Discretionary		13,422,209
Consumer Staples - 5.5%
Anadolu Efes Biracilik Ve Malt Sanayii A.S. (Turkey)	25,130	340,899
E-Mart Co., Ltd. (South Korea)	6,477	1,501,268
Jeronimo Martins SGPS, S.A. (Portugal)	53,573	839,718
Natura Cosmeticos S.A. (Brazil)	30,605	799,476
SABMiller PLC (United Kingdom)	23,784	1,021,694
Total Consumer Staples		4,503,055
Energy - 10.3%
Adaro Energy Tbk PT (Indonesia)	6,270,604	961,075
Banpu PCL (Thailand)	24,000	303,446
China Shenhua Energy Co., Ltd., Class H (China)	411,000	1,529,492
CNOOC, Ltd., ADR (Hong Kong)	6,192	1,240,258
Eurasia Drilling Co, Ltd., GDR (Cayman Islands)	23,200	638,000
Gazprom OAO, Sponsored ADR (Russia)*	133,575	1,228,143
Pacific Rubiales Energy Corp. (Canada)	15,204	343,998
Petroleo Brasileiro, S.A., ADR (Brazil)	36,294	712,451
Shougang Fushan Resources Group, Ltd. (Hong Kong)	1,300,000	350,513
Tambang Batubara Bukit Asam Tbk PT (Indonesia)	246,000	410,787

	Shares	Value
TMK OAO, GDR (Russia)	34,100	$486,379
Yanzhou Coal Mining Co., Ltd., Class H (China)	198,000	293,022
Total Energy		8,497,564
Financials - 26.6%
African Bank Investments, Ltd. (South Africa)	115,556	508,949
Banco Bradesco, S.A., ADR (Brazil)	119,871	1,838,821
Banco Santander Brasil, S.A., ADR (Brazil)	109,422	834,890
Banco Santander Chile, ADR (Chile)	4,599	345,661
BanColombia, S.A., Sponsored ADR (Colombia)	7,744	478,889
Bangkok Bank PCL (Thailand)	162,600	1,068,760
Bank Mandiri Tbk PT (Indonesia)	1,142,961	994,880
Bank Pekao S.A. (Poland)	18,454	770,023
BR Malls Participacoes, S.A. (Brazil)	35,521	415,498
CETIP S.A. - Mercados Organizados (Brazil)	50,542	637,078
China Construction Bank Corp., Class H (China)	1,353,000	909,130
China Life Insurance Co., Ltd., Class H (China)	219,000	601,173
Dongbu Insurance Co., Ltd. (South Korea)	18,456	681,115
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	196,730	1,056,249
Haci Omer Sabanci Holding A.S. (Turkey)	243,563	1,064,928
Housing Development Finance Corp. (India)	47,827	591,224
Industrial & Commercial Bank of China, Class H (China)	1,927,040	1,098,785
Itau Unibanco Holding, S.A., ADR (Brazil)	56,206	888,617
Kasikornbank PCL (Thailand)	216,300	1,209,413
KB Financial Group, Inc., ADR (South Korea)	11,994	375,772
Komercni Banka A.S. (Czech Republic)	6,368	1,080,752
Power Finance Corp., Ltd. (India)*	99,341	308,046
Sberbank of Russia (Russia)	589,637	1,651,920
Shinhan Financial Group Co., Ltd. (South Korea)	15,986	507,049
State Bank of India, Sponsored GDR (India)	11,714	902,731
Turkiye Garanti Bankasi A.S. (Turkey)	257,812	1,002,169
Total Financials		21,822,522
Health Care - 3.0%
Amil Participacoes S.A. (Brazil)	62,560	602,032
Aspen Pharmacare Holdings, Ltd. (South Africa)	38,039	666,964
Diagnosticos da America S.A. (Brazil)	73,352	413,079
Mindray Medical International, Ltd., ADR (China)	24,877	741,335
Total Health Care		2,423,410

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 3.6%
All America Latina Logistica S.A. (Brazil)	151,500	$699,390
Bidvest Group, Ltd. (South Africa)	34,394	823,105
Localiza Rent a Car, S.A. (Brazil)	50,767	820,021
Samsung Heavy Industries Co., Ltd. (South Korea)	11,750	401,783
Tata Motors, Ltd., Sponsored ADR (India)	11,928	240,946
Total Industrials		2,985,245
Information Technology - 17.7%
Baidu, Inc., Sponsored ADR (China)*	14,098	1,699,091
Hon Hai Precision Industry Co., Ltd. (Taiwan)	320,127	891,892
Infosys, Ltd., Sponsored ADR (India)	26,128	1,034,146
NHN Corp. (South Korea)	7,095	1,719,463
Samsung Electronics Co., Ltd. (South Korea)	2,888	3,319,818
Synnex Technology International Corp. (Taiwan)	467,366	1,013,643
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	782,962	2,119,316
Tata Consultancy Services, Ltd. (India)	39,434	877,074
Unimicron Technology Corp. (Taiwan)	660,784	734,155
Wistron Corp. (Taiwan)	287,918	307,510
Yandex NV (Netherlands)*	42,752	822,121
Total Information Technology		14,538,229
Materials - 8.5%
Anhui Conch Cement Co., Ltd., Class H (China)	245,500	641,284
BHP Billiton PLC (United Kingdom)	33,324	969,760
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	438,941	1,234,454

	Shares	Value
Huabao International Holdings, Ltd. (Hong Kong)	1,205,000	$531,670
Israel Chemicals, Ltd. (Israel)	73,128	865,710
LG Chem, Ltd. (South Korea)	2,095	574,879
Magnitogorsk Iron & Steel Works, Sponsored GDR (Russia)*	62,592	232,083
Novolipetsk Steel OJSC, GDR (Russia)	37,590	622,845
Vale S.A., Sponsored ADR (Brazil)*	70,725	1,276,586
Total Materials		6,949,271
Telecommunication Services - 4.2%
America Movil, S.A.B de C.V., Series L, ADR (Mexico)	48,483	1,294,011
Mobile Telesystems OJSC, Sponsored ADR (Russia)	49,957	946,685
MTN Group, Ltd. (South Africa)	66,542	1,196,292
Total Telecommunication Services		3,436,988
Utilities - 0.9%
GAIL India, Ltd. (India)*	122,335	775,156
Total Common Stocks (cost $85,589,666)		79,353,649
Other Investment Companies - 3.1%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09% (cost $2,553,704)	2,553,704	2,553,704
Total Investments - 99.7% (cost $88,143,370)		81,907,353
Other Assets, less Liabilities - 0.3%		216,017
Net Assets - 100.0%		$82,123,370

Trilogy International Small Cap Fund

Schedule of Portfolio Investments

July 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 15.1%
Cia Hering (Brazil)	11,711	$232,597
Daiichikosho Co., Ltd. (Japan)	9,072	185,776
Debenhams PLC (United Kingdom)	90,345	129,965
Desarrolladora Homex, S.A.B. de C.V., ADR (Mexico)*	12,500	148,250
Hyundai Department Store Co., Ltd. (South Korea)	1,246	139,759
Mando Corp. (South Korea)	1,350	193,702
MRV Engenharia e Participacoes, S.A. (Brazil)	26,810	147,186
Piaggio & C S.p.A. (Italy)	82,700	197,916
SAF-Holland, S.A. (Germany)*	46,092	262,192
Stanley Electric Co., Ltd. (Japan)	20,902	307,244
Start Today Co., Ltd. (Japan)	14,083	186,341
WH Smith PLC (United Kingdom)	18,400	158,595
Total Consumer Discretionary		2,289,523
Consumer Staples - 10.3%
Asian Bamboo AG (Germany)	14,537	125,333
Asian Citrus Holdings, Ltd. (Hong Kong)	568,400	264,497
Britvic PLC (United Kingdom)	22,800	107,315
FamilyMart Co., Ltd. (Japan)	4,100	194,023
New Britain Palm Oil, Ltd. (New Guinea)*	27,108	355,946
PureCircle, Ltd. (Bermuda)*	171,833	505,315
Total Consumer Staples		1,552,429
Energy - 10.1%
Awilco LNG AS (Norway)*	24,000	95,303
Electromagnetic GeoServices AS (Norway)*	149,424	337,190
Eurasia Drilling Co., Ltd., GDR (Cayman Islands)	8,600	236,500
Fred Olsen Energy ASA (Norway)	4,379	165,507
Golar LNG, Ltd. (Bermuda)	4,400	170,104
Polarcus, Ltd. (Arab Emirates)*	268,865	229,057
Premier Oil PLC (United Kingdom)*	48,332	291,227
Total Energy		1,524,888
Financials - 17.5%
Admiral Group PLC (United Kingdom)	16,800	287,159
Close Brothers Group PLC (United Kingdom)	26,734	311,612
Credit Saison Co., Ltd. (Japan)	13,700	310,655
Dongbu Insurance Co., Ltd. (South Korea)	3,650	134,703
First Pacific Co., Ltd. (Hong Kong)	256,000	286,216
GP Investments, Ltd., BDR (Bermuda)*	73,597	146,892
IMMOFINANZ AG (Austria)	86,200	281,847
International Personal Finance PLC (United Kingdom)	79,725	349,168
Lancashire Holdings, Ltd. (Bermuda)	19,916	243,857
Provident Financial PLC (United Kingdom)	7,900	159,025

	Shares	Value
Thanachart Capital PCL (Thailand)	140,300	$142,855
Total Financials		2,653,989
Health Care - 7.4%
China Kanghui Holdings, Inc., Sponsored ADR (China)*	5,201	117,179
Hikma Pharmaceuticals PLC (United Kingdom)	23,941	260,719
Mindray Medical International, Ltd., ADR (China)	6,300	187,740
Sawai Pharmaceutical Co., Ltd. (Japan)	3,087	336,373
WuXi PharmaTech Cayman, Inc., ADR (China)*	16,366	221,268
Total Health Care		1,123,279
Industrials - 19.4%
Ashtead Group PLC (United Kingdom)	124,223	489,762
Deutz AG (Germany)*	53,775	199,970
Hitachi Transport System, Ltd. (Japan)	17,967	329,563
Hiwin Technologies Corp. (Taiwan)	7,000	63,931
Homeserve PLC (United Kingdom)	87,300	284,244
Intrum Justitia AB (Sweden)	26,968	374,693
KUKA AG (Germany)*	14,100	319,578
Makita Corp. (Japan)	8,500	284,028
Rational AG (Germany)	1,224	279,712
Wacker Neuson SE (Germany)	20,965	311,044
Total Industrials		2,936,525
Information Technology - 12.2%
Daum Communications Corp. (South Korea)	1,652	160,884
Digital China Holdings, Ltd. (Hong Kong)	116,000	179,977
Opera Software ASA (Norway)	51,900	356,461
Simplo Technology Co., Ltd. (Taiwan)	27,489	154,218
So-net Entertainment Corp. (Japan)	77	323,422
Synnex Technology International Corp. (Taiwan)	60,918	132,122
Totvs, S.A. (Brazil)	12,670	233,095
Wirecard AG (Germany)	15,700	309,893
Total Information Technology		1,850,072
Materials - 3.7%
Medusa Mining, Ltd. (Australia)	58,500	294,509
Taseko Mines, Ltd. (Canada)*	103,300	261,636
Total Materials		556,145
Telecommunication Services - 1.9%
Inmarsat PLC (United Kingdom)	36,500	280,666
Total Common Stocks (cost $15,513,783)		14,767,516
Total Investments - 97.6% (cost $15,513,783)		14,767,516
Other Assets, less Liabilities - 2.4%		368,435
Net Assets - 100.0%		$15,135,951

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At July 31, 2012, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Trilogy Global Equity Fund	$69,506,590	$2,941,930	$(4,477,301)	$(1,535,371)
Trilogy Emerging Markets Equity Fund	88,149,889	4,086,885	(10,329,421)	(6,242,536)
Trilogy International Small Cap Fund	15,514,582	1,012,038	(1,759,104)	(747,066)

*	Non-income-producing security.
[1]	Yield shown for each investment company represents the July 31, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Notes to Schedules of Portfolio Investments (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of July 31, 2012, the Funds had no transfers between Level 1 and Level 2 from the beginning of the reporting period. The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of July 31, 2012.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy Global Equity Fund
Investments in Securities
Common Stocks
Information Technology	$10,341,591	$2,590,668	—	$12,932,259
Financials	4,986,397	6,546,557	—	11,532,954
Consumer Discretionary	4,773,314	6,397,738	—	11,171,052
Energy	5,367,451	2,104,383	—	7,471,834
Industrials	2,155,300	4,046,762	—	6,202,062
Consumer Staples	1,913,131	4,102,973	—	6,016,104
Health Care	1,847,836	1,864,501	—	3,712,337
Materials	1,312,915	1,866,191	—	3,179,106
Utilities	877,880	—	—	877,880
Telecommunication Services	—	803,773	—	803,773
Exchange Traded Notes	378,885	—	—	378,885
Other Investment Companies	3,692,973	—	—	3,692,973

Total Investments	$37,647,673	$30,323,546	—	$67,971,219

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$6,871,475	$14,951,047	—	$21,822,522
Information Technology	3,555,358	10,982,871	—	14,538,229
Consumer Discretionary	2,000,826	11,421,383	—	13,422,209
Energy	2,934,707	5,562,857	—	8,497,564
Materials	2,511,040	4,438,231	—	6,949,271
Consumer Staples	799,476	3,703,579	—	4,503,055
Telecommunication Services	2,240,696	1,196,292	—	3,436,988
Industrials	1,760,357	1,224,888	—	2,985,245
Health Care	1,756,446	666,964	—	2,423,410
Utilities	—	775,156	—	775,156
Other Investment Companies	2,553,704	—	—	2,553,704

Total Investments	$26,984,085	$54,923,268	—	$81,907,353

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy International Small Cap Fund
Investments in Securities
Common Stocks
Industrials	—	$2,936,525	—	$2,936,525
Financials	$146,892	2,507,097	—	2,653,989
Consumer Discretionary	528,033	1,761,490	—	2,289,523
Information Technology	233,095	1,616,977	—	1,850,072
Consumer Staples	620,443	931,986	—	1,552,429
Energy	406,604	1,118,284	—	1,524,888
Health Care	526,187	597,092	—	1,123,279
Materials	261,636	294,509	—	556,145
Telecommunication Services	—	280,666	—	280,666

Total Investments	$2,722,890	$12,044,626	—	$14,767,516

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

BDR:	Brazilian Depositary Receipt
ETN:	Exchange Traded Notes

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG Funds

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: September 27, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: September 27, 2012